UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

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       SEMIANNUAL REPORT
       USAA PRECIOUS METALS AND MINERALS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2011

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY       [PHOTO OF DANIEL S. McNAMARA]
TO CONTINUE FOR SOME TIME."

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist."

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

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Stocks and riskier asset classes were volatile, trending steadily downward until
October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

In closing, I'd like to acknowledge the contribution made by Mark Johnson, who has been with USAA since 1988 and has served as portfolio manager of the USAA Precious Metals & Minerals Fund since 1994. Mark is planning to retire in March 2012. Dan Denbow, a member of USAA's investment management team since 1998, has served as a co-manager of the Fund since 2008. He will continue to follow the same investment management philosophy and process, and we expect the Fund to have a smooth transition upon Mark's retirement.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   17

FINANCIAL INFORMATION

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        21

    Financial Statements                                                     23

    Notes to Financial Statements                                            26

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE TO SEEK LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL AGAINST INFLATION.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARK JOHNSON]                               [PHOTO OF DAN DENBOW]
  MARK JOHNSON, CFA                                      DAN DENBOW, CFA
  USAA Investment                                        USAA Investment
  Management Company                                     Management Company

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o  HOW DID THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND SHARES) PERFORM?

   For the six-month period ended November 30, 2011, the Fund Shares had a total return of -0.74%. This compares to returns of -3.56% for the Lipper Precious Metals Funds Index, -6.25% for the S&P 500 Index, 13.63% for London Gold, and 4.16% for the NYSE Arca Gold Miners Index.

o  PLEASE REVIEW THE PERFORMANCE OF GOLD AND GOLD STOCKS OVER THE SIX-MONTH
   PERIOD.

   Spot gold began the period at $1535.80 an ounce and finished at $1746.38 an ounce, for an increase of 13.7% over the full period. However, in the interim gold prices went on a wild ride, closing as high as $1900.23 an ounce on September 5, 2011, and falling back to $1608.80 an ounce on September 28, 2011, before strengthening again late in the period. Conditions were also noteworthy in that both gold and the U.S. dollar rose for the period. The U.S. dollar index finished 5.02% higher as investors saw the greenback as the best alternative among fiat currencies.

   Refer to pages 9, 12 and 15 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA PRECIOUS METALS AND MINERALS FUND
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   In broad terms, the principal driver of gold price increases continues to be fear of inflation and currency debasement as governments engage in monetary stimulus and incur debt in the effort to boost their economies. In addition to investors seeking a hedge against weaker fiat currencies, gold was supported during much of the period by a flight-to-safety trade driven by the ongoing debt crisis in the euro zone. Adding to the investor uncertainty and appeal of gold was congressional wrangling during the summer over raising the U.S. debt ceiling. While the issue was resolved short of a default on Treasury debt, the failure to make meaningful progress toward setting the nation's finances on a viable glide path failed to reassure investors. The resolution of the debt ceiling crisis was followed almost immediately by an unprecedented downgrade of U.S. debt by Standard & Poor's.

   With this backdrop, for much of the period gold was on a relentless upward march. However, as the debt crisis in Europe escalated in September, investors began to plan for worst case scenarios involving not only the direct impact of a default on European banks but also contagion into the global economy leading to recession. Equities and commodities plummeted taking gold down as well, although to a lesser degree than other commodities. Many investors turned to gold as a source of liquidity during the market downdraft, contributing to gold price declines. Gold strengthened again late in the period as the metal came to appear oversold and there were signs that European leaders and institutions were closer to taking action to salvage the euro.

   In recent quarters, gold stocks have not exhibited their typical leverage to moves in the price of gold. This has largely been due to investor concerns that the operating leverage of companies engaged in gold production has been diminished by higher prices for other commodities. In particular, it is not unusual for energy costs to make up one-quarter or more of the overall cost of production for a mining

   Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   company. While oil prices have stabilized to a degree, they remain in the
   $100 per barrel range, and other production inputs such as steel are also at relatively high levels. Political uncertainty in mining regions through leadership changes or the potential of changing tax and ownership regimes has also impacted investor sentiment. As a result some gold-oriented investors have opted to hold the metal itself rather than shares of mining companies. An additional factor in the outperformance of gold versus gold stocks has been high demand for the metal in emerging markets such as China, where investors seeking to use gold as a hedge against inflation are not easily able to access shares of mining companies.

o PLEASE DISCUSS THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE FOR THE SIX MONTHS.

   We have maintained an emphasis on larger, more established gold producers. These stocks outperformed smaller, more speculative gold-related stocks by a wide margin over the period, as the junior companies were hit the hardest by the flight-to-safety trend.

   A handful of our holdings within the large producers suffered performance shortfalls that constrained the Fund's relative return for the period. Agnico-Eagle Mines Ltd. has been a great growth story in the Fund for some time. However, the company experienced setbacks with a pair of mines during the period. Specifically, one mine has delivered below expectations while another experienced a structural issue that resulted in it being closed indefinitely. Newcrest Mining Ltd. (Newcrest) has been impacted negatively by a strong Australian dollar that has increased costs, as well as by fears of a potential resource tax being imposed on its production. Adding to Newcrest's difficulties, late in the period one of its mines experienced a pit wall slippage that hurt production. Among our holdings of smaller producers, Great Basin Gold Ltd. has had difficulty getting a new mining operation up and running within the timeline expected by investors.

   On the plus side, Yamana Gold, Inc. rebounded over the period, after struggling with its operations in prior years. Management has recently

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4  | USAA PRECIOUS METALS AND MINERALS FUND

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   pared the company's mining portfolio and rationalized its operations, and the improved delivery that has resulted was rewarded by investors. Randgold Resources Ltd. ADR also outperformed. The company has been impacted by political concerns surrounding its Ivory Coast operations, but the stock was helped as conditions there stabilized and the company did not suffer any disruptions to its operations. Finally, Royal Gold, Inc. benefited from its position as a gold royalty company, as it benefited from rising gold prices without being subject to concerns over rising costs of production.

   In addition to gold, the Fund will typically have modest exposure to silver and platinum stocks. Our exposure to platinum stocks held back performance to a degree, as platinum prices failed to keep pace with increases for gold. The largest single use of platinum is in automobile catalytic converters. Demand for the metal was hurt by the catastrophic earthquake and tsunami that struck Japan in March of 2011. In addition, platinum suffered from the risk aversion that impacted all commodities as the euro zone crisis heightened in September.

   Silver has been trading at historically high levels versus gold, with gold trading at a little over 46 times the price of silver on average during the period versus a longer term average multiple of 60. The gold to silver ratio peaked in April at 32 times and has been moving back towards its historical ratio since then, closing the period at 53 times. As a result, we maintained essentially zero exposure to silver-oriented mining companies, which helped performance.

   With respect to the Fund's asset allocation, we ended the period with 92% of assets in gold stocks, 5% in platinum stocks, and 3% in cash.

o  WHAT IS YOUR OUTLOOK FOR GOLD AND GOLD STOCKS?

   Fears that sovereign debt issues in periphery nations such as Portugal, Italy, Ireland, Greece, and Spain were a precursor of a wider crisis have been realized in recent months. The good news for the world economy is that the signs of contagion seem to have forced the hands of European leaders. However, the crisis will not be resolved

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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   quickly, and gold may well continue to be supported by investors seeking a safe haven.

   More broadly, in our view the long-term factors that have contributed to the overall trend toward higher gold prices remain in place. Our outlook remains for continued downward pressure on the dollar on an absolute basis. The Federal Reserve (the Fed) has pledged to keep short rates near zero through mid-2013. With a de-leveraging consumer and depressed housing market counteracting efforts to stimulate the economy, it could be some time before the Fed feels free to abandon its "looser for longer" stance. With most economies struggling to generate growth and combat underutilization, a global competition among nations defending their exports could lead to a widespread debasement in fiat currencies, a prescription for inflation. Extraordinarily low interest rates add to the attraction of gold by reducing the opportunity cost of holding the metal.

   We continue to view mining stocks as offering a very attractive value proposition versus owing gold itself. We see many companies with strong cash flow, attractive profit margins and the ability to increase dividends.

   Our purchases in the Fund over the period have been focused on producers, the segment of the market where we see a more favorable long-term risk/reward tradeoff. However, we are seeing potential opportunities among junior companies following their recent sell-off.

   As always, the primary purpose of seeking exposure to gold and other precious metals and minerals should be to diversify your portfolio. Regardless of the direction of gold prices, we will continue to adhere to the same systematic, disciplined investment process and strong focus on individual company fundamentals that have led the Fund to its impressive long-term track record.

   Thank you for your continued confidence and investment in the Fund.

   Past performance is no guarantee of future results. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Diversification does not guarantee a profit or prevent a loss.

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6  | USAA PRECIOUS METALS AND MINERALS FUND

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INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES (Ticker Symbol: USAGX)


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                                         11/30/11                   5/31/11
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Net Assets                           $2,183.8 Million           $2,246.0 Million
Net Asset Value Per Share                 $40.25                     $40.55


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
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   5/31/11 to 11/30/11*      1 Year         5 Years                  10 Years

         -0.74%              -1.49%          14.99%                   27.21%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
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   1 Year                              5 Years                       10 Years

   -19.52%                             11.99%                        24.58%


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                          EXPENSE RATIO** AS OF 5/31/11
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                                      1.15%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA PRECIOUS
               METALS AND      LIPPER PRECIOUS      NYSE ARCA                     PHILADELPHIA
                MINERALS         METALS FUNDS      GOLD MINERS       LONDON       GOLD & SILVER       S&P 500
              FUND SHARES           INDEX          INDEX (GDM)        GOLD         INDEX (XAU)         INDEX
11/30/01       $10,000.00        $10,000.00        $10,000.00      $10,000.00      $10,000.00       $10,000.00
12/31/01        10,569.37         10,488.35         10,597.21       10,036.30       10,357.94        10,087.60
01/31/02        11,966.84         11,674.92         12,185.96       10,246.82       11,671.00         9,940.39
02/28/02        13,316.13         12,854.06         13,534.73       10,774.95       12,443.85         9,748.69
03/31/02        14,681.47         14,096.81         14,885.70       10,940.11       13,545.76        10,115.33
04/30/02        15,564.93         14,942.95         15,866.59       11,186.93       14,132.39         9,502.06
05/31/02        18,809.63         17,712.70         19,696.81       11,854.81       16,138.36         9,432.06
06/30/02        16,255.63         15,546.09         17,176.40       11,560.80       13,695.65         8,760.22
07/31/02        13,492.82         12,887.55         14,209.52       11,058.08       11,602.82         8,077.50
08/31/02        15,870.12         14,966.65         16,846.43       11,353.90       13,413.26         8,130.35
09/30/02        15,902.25         15,087.87         16,984.62       11,749.55       13,469.01         7,246.75
10/31/02        14,601.16         13,830.65         15,230.45       11,502.72       12,252.28         7,884.58
11/30/02        14,665.41         13,854.15         15,256.90       11,580.76       12,240.69         8,348.66
12/31/02        17,715.26         16,858.63         19,042.64       12,602.54       14,848.03         7,858.19
01/31/03        18,199.01         17,021.21         19,193.33       13,339.38       14,894.46         7,652.34
02/28/03        16,781.13         15,987.01         17,187.82       12,611.62       14,015.37         7,537.52
03/31/03        15,863.67         14,810.01         15,929.82       12,154.26       13,039.51         7,610.70
04/30/03        15,913.71         14,766.95         15,769.58       12,223.23       12,729.09         8,237.60
05/31/03        17,848.71         16,457.51         17,738.35       13,117.97       14,338.84         8,671.62
06/30/03        18,566.00         16,945.85         18,772.91       12,558.98       15,356.68         8,782.24
07/31/03        19,917.16         17,887.67         19,844.20       12,876.59       15,842.86         8,937.08
08/31/03        22,986.47         20,450.76         22,702.34       13,633.39       17,835.43         9,111.38
09/30/03        24,087.42         21,179.12         22,599.43       14,083.48       17,869.51         9,014.62
10/31/03        27,473.67         23,700.77         24,712.26       14,019.96       19,240.73         9,524.57
11/30/03        31,243.59         25,696.05         28,477.04       14,459.17       21,528.78         9,608.37
12/31/03        30,368.98         26,023.31         28,005.15       15,108.89       21,374.50        10,112.28
01/31/04        27,288.32         23,588.58         24,579.84       14,509.98       18,786.91        10,297.89
02/29/04        27,655.90         24,047.36         25,714.72       14,368.42       19,653.32        10,441.02
03/31/04        29,528.80         25,486.05         27,498.62       15,379.31       20,684.39        10,283.51
04/30/04        23,490.01         20,174.85         21,035.90       14,101.63       16,159.47        10,122.07
05/31/04        25,415.42         21,694.14         23,209.35       14,274.05       17,736.99        10,260.98
06/30/04        24,627.75         21,023.98         22,383.56       14,366.61       17,042.59        10,460.50
07/31/04        23,787.58         20,643.51         22,021.57       14,206.90       17,187.20        10,114.29
08/31/04        25,257.89         21,992.73         23,866.85       14,782.21       18,764.00        10,155.20
09/30/04        27,025.77         24,037.63         26,294.99       15,087.11       20,195.10        10,265.19
10/31/04        27,638.40         24,513.77         26,669.11       15,446.46       20,498.53        10,422.02
11/30/04        28,811.15         25,838.63         27,475.80       16,457.35       21,187.07        10,843.71
12/31/04        27,103.93         24,420.22         25,328.81       15,811.25       19,730.02        11,212.70
01/31/05        25,618.78         23,141.35         23,553.01       15,323.05       18,163.57        10,939.39
02/28/05        27,369.14         24,942.73         25,391.30       15,805.81       19,696.18        11,169.61
03/31/05        26,131.51         23,633.05         23,994.75       15,517.24       18,693.74        10,971.81
04/30/05        23,691.63         21,379.04         21,386.04       15,814.88       16,667.34        10,763.73
05/31/05        24,045.24         21,680.42         22,058.59       15,043.56       17,244.83        11,106.21
06/30/05        26,502.80         23,494.44         23,958.76       15,865.70       18,592.82        11,121.98
07/31/05        26,255.28         23,502.24         23,373.35       15,571.69       18,155.24        11,535.59
08/31/05        27,864.18         24,590.92         24,518.72       15,725.95       19,188.20        11,430.34
09/30/05        32,089.78         28,504.66         28,713.43       17,177.86       22,658.46        11,522.91
10/31/05        29,932.78         26,657.91         26,548.09       17,087.11       21,358.28        11,330.82
11/30/05        33,150.60         29,367.43         29,114.98       17,990.93       23,037.29        11,759.37
12/31/05        37,742.95         32,583.21         32,824.57       18,620.69       25,757.84        11,763.41
01/31/06        43,855.25         38,708.79         39,517.73       20,644.28       31,036.16        12,074.93
02/28/06        41,770.30         36,168.22         35,664.08       20,181.49       26,850.93        12,107.70
03/31/06        46,510.44         39,747.66         38,851.20       21,125.23       28,556.18        12,258.41
04/30/06        52,301.97         44,551.15         43,743.62       23,375.68       31,896.37        12,423.01
05/31/06        47,704.39         40,704.36         38,880.64       23,702.36       28,790.43        12,065.46
06/30/06        48,185.53         40,461.74         38,903.23       22,268.60       29,030.48        12,081.82
07/31/06        48,292.45         40,480.65         38,949.72       22,958.26       28,697.85        12,156.35
08/31/06        50,733.80         41,846.82         40,802.95       22,631.58       29,722.22        12,445.58
09/30/06        45,886.74         38,065.55         35,914.75       21,751.36       26,059.55        12,766.31
10/31/06        49,450.75         40,906.12         38,249.93       21,914.70       27,879.26        13,182.31
11/30/06        55,206.64         44,929.11         42,215.38       23,473.68       30,333.36        13,432.99
12/31/06        54,045.76         43,965.05         40,354.40       22,940.11       28,983.65        13,621.42
01/31/07        54,493.22         43,688.51         40,035.40       23,611.62       28,522.49        13,827.42
02/28/07        55,602.15         44,544.73         40,491.04       24,108.89       28,494.63        13,556.97
03/31/07        55,777.25         44,974.66         39,974.25       24,019.96       27,986.57        13,708.61
04/30/07        55,796.70         45,803.07         40,193.87       24,573.50       28,022.08        14,315.83
05/31/07        56,146.89         46,036.05         39,741.33       23,923.77       28,601.58        14,815.39
06/30/07        55,232.51         45,413.02         38,448.58       23,611.62       27,833.45        14,569.25
07/31/07        56,185.80         46,568.96         40,652.76       24,156.08       30,471.15        14,117.54
08/31/07        54,084.67         43,905.83         38,116.44       24,392.01       28,869.31        14,329.16
09/30/07        65,426.88         53,169.13         45,819.46       26,969.15       34,619.04        14,865.05
10/31/07        74,648.51         59,799.68         51,289.12       28,656.99       38,614.32        15,101.51
11/30/07        66,847.09         53,970.78         47,049.87       28,439.20       35,145.59        14,470.17
12/31/07        69,004.31         54,732.98         47,445.93       30,263.16       35,619.53        14,369.78
01/31/08        75,094.17         58,498.87         51,833.59       33,511.80       38,321.16        13,507.85
02/29/08        81,629.64         63,507.05         54,881.14       35,263.16       40,443.05        13,069.04
03/31/08        74,881.98         57,808.30         49,488.25       33,883.85       36,384.18        13,012.61
04/30/08        70,086.48         54,581.29         45,106.76       31,615.25       35,281.81        13,646.37
05/31/08        75,370.02         58,264.94         47,781.36       32,150.64       37,430.90        13,823.12
06/30/08        78,149.71         59,292.56         50,112.61       33,765.88       40,293.99        12,657.78
07/31/08        69,598.44         52,191.19         45,076.80       33,321.23       34,874.45        12,551.38
08/31/08        61,662.52         46,143.35         38,938.69       30,235.93       30,853.42        12,732.93
09/30/08        54,426.83         40,451.01         34,972.78       32,105.26       27,146.08        11,598.33
10/31/08        32,252.94         25,061.60         21,610.03       26,524.50       16,809.66         9,650.42
11/30/08        39,828.13         29,486.83         27,581.53       29,564.43       21,106.18         8,957.96
12/31/08        52,046.04         36,895.63         34,936.40       31,569.87       25,742.85         9,053.27
01/31/09        51,507.72         36,978.64         35,350.36       33,375.68       25,778.09         8,290.20
02/28/09        51,825.82         36,872.76         34,494.88       34,555.35       24,768.93         7,407.48
03/31/09        58,799.54         41,349.31         38,391.28       33,266.79       27,989.51         8,056.34
04/30/09        54,737.65         38,966.45         34,186.67       32,059.89       24,981.48         8,827.41
05/31/09        72,159.74         50,617.31         45,954.24       35,408.35       33,369.06         9,321.15
06/30/09        62,690.15         44,935.58         39,300.06       33,920.15       28,976.69         9,339.64
07/31/09        67,388.24         48,040.36         41,365.99       34,083.48       30,979.59        10,046.07
08/31/09        67,877.63         48,469.04         41,077.42       34,682.40       30,669.61        10,408.77
09/30/09        76,515.26         54,487.72         47,071.03       36,143.38       34,524.10        10,797.18
10/31/09        73,872.59         52,717.09         44,172.16       37,749.55       32,695.50        10,596.60
11/30/09        88,064.74         62,477.77         53,099.39       42,676.95       38,387.20        11,232.22
12/31/09        84,527.45         58,997.39         48,201.13       39,473.68       35,168.62        11,449.17
01/31/10        76,099.56         53,404.81         42,526.41       39,147.01       30,933.97        11,037.30
02/28/10        81,419.82         57,134.84         45,913.47       40,226.86       33,761.12        11,379.21
03/31/10        83,682.17         59,504.61         46,338.82       40,490.02       34,602.98        12,065.89
04/30/10        94,173.52         65,925.09         52,947.19       42,803.99       37,505.17        12,256.38
05/31/10        91,662.56         63,698.74         52,032.16       43,829.40       36,473.63        11,277.70
06/30/10        93,701.16         65,296.50         54,463.42       45,154.26       37,262.37        10,687.33
07/31/10        90,842.14         63,928.81         50,617.70       42,431.94       35,629.35        11,436.12
08/31/10       100,040.72         69,931.62         56,162.72       45,226.86       38,904.93        10,919.84
09/30/10       107,449.30         75,530.45         58,773.83       47,441.02       41,410.45        11,894.38
10/31/10       108,543.19         78,452.80         60,055.63       48,883.85       42,981.73        12,346.95
11/30/10       112,670.11         81,376.78         62,470.11       50,217.79       44,878.94        12,348.54
12/31/10       118,274.97         85,613.41         64,951.11       51,016.33       47,807.25        13,173.80
01/31/11       103,190.70         76,084.71         57,029.67       48,166.97       42,229.10        13,486.04
02/28/11       111,739.37         83,144.80         63,293.41       51,215.97       45,512.62        13,948.06
03/31/11       112,870.00         83,980.53         63,674.63       52,232.30       45,855.83        13,953.61
04/30/11       119,433.17         87,676.00         65,877.45       55,735.03       47,070.46        14,366.85
05/31/11       111,822.10         82,529.63         61,544.43       55,771.32       44,341.78        14,204.23
06/30/11       107,630.49         78,244.84         57,904.81       54,646.10       42,745.88        13,967.45
07/31/11       112,704.54         82,099.84         60,336.87       59,110.71       43,787.25        13,683.43
08/31/11       121,859.89         87,084.86         66,590.13       65,825.77       46,414.45        12,940.12
09/30/11       105,065.89         73,222.88         58,518.07       58,802.18       39,449.03        12,030.45
10/31/11       110,801.77         79,231.38         62,439.25       62,504.54       42,958.85        13,345.29
11/30/11       110,994.81         79,588.68         64,109.06       63,375.68       44,517.74        13,315.80

                                   [END CHART]

                         Data from 11/30/01 to 11/30/11.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o The unmanaged Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES*
(Ticker Symbol: UIPMX)


--------------------------------------------------------------------------------
                                         11/30/11                     5/31/11
--------------------------------------------------------------------------------

Net Assets                            $63.1 Million                $64.0 Million
Net Asset Value Per Share                $40.41                        $40.67


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
   5/31/11 to 11/30/11**         1 Year               Since Inception 8/01/08

            -0.64%               -1.26%                        16.57%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   -19.35%                                                     11.03%


--------------------------------------------------------------------------------
                         EXPENSE RATIO*** AS OF 5/31/11
--------------------------------------------------------------------------------

                                      0.99%


*The USAA Precious Metals and Minerals Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                             USAA PRECIOUS
                               METALS AND
                             MINERALS FUND     LIPPER PRECIOUS      NYSE ARCA       PHILADELPHIA
                             INSTITUTIONAL       METALS FUNDS      GOLD MINERS     GOLD & SILVER      S&P 500
              LONDON GOLD        SHARES             INDEX          INDEX (GDM)      INDEX (XAU)        INDEX
07/31/08      $10,000.00      $10,000.00          $10,000.00       $10,000.00        $10,000.00     $10,000.00
08/31/08        9,074.07        9,184.58            8,841.22         8,638.30          8,847.00      10,144.65
09/30/08        9,635.08        8,106.83            7,750.54         7,758.49          7,783.94       9,240.68
10/31/08        7,960.24        4,804.05            4,801.88         4,794.05          4,820.05       7,688.73
11/30/08        8,872.55        5,932.36            5,649.77         6,118.79          6,052.05       7,137.03
12/31/08        9,474.40        7,755.85            7,069.32         7,750.42          7,381.58       7,212.97
01/31/09       10,016.34        7,675.67            7,085.23         7,842.25          7,391.68       6,605.01
02/28/09       10,370.37        7,726.70            7,064.94         7,652.47          7,102.32       5,901.73
03/31/09        9,983.66        8,769.07            7,922.66         8,516.86          8,025.79       6,418.69
04/30/09        9,621.46        8,167.70            7,466.10         7,584.09          7,163.26       7,033.02
05/31/09       10,626.36       10,766.35            9,698.44        10,194.65          9,568.34       7,426.40
06/30/09       10,179.74        9,359.51            8,609.80         8,718.47          8,308.86       7,441.13
07/31/09       10,228.76       10,062.93            9,204.69         9,176.78          8,883.18       8,003.95
08/31/09       10,408.50       10,135.82            9,286.83         9,112.76          8,794.29       8,292.93
09/30/09       10,846.95       11,429.68           10,440.02        10,442.41          9,899.54       8,602.38
10/31/09       11,328.98       11,036.06           10,100.77         9,799.31          9,375.20       8,442.58
11/30/09       12,807.73       13,160.90           11,970.94        11,779.76         11,007.26       8,948.99
12/31/09       11,846.41       12,631.28           11,304.09        10,693.11         10,084.35       9,121.85
01/31/10       11,748.37       11,376.32           10,232.54         9,434.21          8,870.10       8,793.70
02/28/10       12,072.44       12,174.60           10,947.22        10,185.61          9,680.76       9,066.10
03/31/10       12,151.42       12,516.19           11,401.28        10,279.97          9,922.16       9,613.20
04/30/10       12,845.86       14,090.45           12,631.46        11,746.00         10,754.34       9,764.97
05/31/10       13,153.59       13,719.16           12,204.89        11,543.00         10,458.55       8,985.23
06/30/10       13,551.20       14,027.34           12,511.02        12,082.36         10,684.72       8,514.87
07/31/10       12,734.20       13,604.06           12,248.97        11,229.21         10,216.46       9,111.44
08/31/10       13,572.98       14,981.55           13,399.13        12,459.34         11,155.71       8,700.12
09/30/10       14,237.47       16,095.42           14,471.88        13,038.60         11,874.15       9,476.55
10/31/10       14,670.48       16,262.50           15,031.81        13,322.96         12,324.70       9,837.13
11/30/10       15,070.81       16,886.27           15,592.06        13,858.59         12,868.72       9,838.39
12/31/10       15,310.46       17,730.32           16,403.81        14,408.99         13,708.39      10,495.91
01/31/11       14,455.34       15,469.16           14,578.08        12,651.67         12,108.89      10,744.67
02/28/11       15,370.37       16,756.54           15,930.81        14,041.24         13,050.42      11,112.78
03/31/11       15,675.38       16,929.84           16,090.94        14,125.81         13,148.83      11,117.20
04/30/11       16,726.58       17,916.00           16,799.01        14,614.49         13,497.12      11,446.44
05/31/11       16,737.47       16,781.30           15,812.95        13,653.24         12,714.69      11,316.87
06/30/11       16,399.78       16,154.11           14,991.97        12,845.81         12,257.08      11,128.23
07/31/11       17,739.65       16,921.59           15,730.60        13,385.35         12,555.68      10,901.94
08/31/11       19,754.90       18,299.74           16,685.74        14,772.59         13,309.01      10,309.72
09/30/11       17,647.06       15,778.63           14,029.74        12,981.86         11,311.73       9,584.96
10/31/11       18,758.17       16,641.00           15,180.99        13,851.75         12,318.14      10,632.53
11/30/11       19,019.61       16,674.03           15,249.45        14,222.19         12,765.15      10,609.03

                                   [END CHART]

                         *Data from 7/31/08 to 11/30/11.

                          See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of London Gold, the S&P 500 Index, the Philadelphia Gold & Silver Index the NYSE Arca Gold Miners Index, and the Lipper Gold Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Institutional Shares to the following benchmarks:

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The unmanaged Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND ADVISER SHARES (Ticker Symbol: UPMMX)

--------------------------------------------------------------------------------
                                          11/30/11                     5/31/11
--------------------------------------------------------------------------------
Net Assets                             $12.3 Million                $6.4 Million
Net Asset Value Per Share                  $40.12                      $40.48

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
   5/31/11 to 11/30/11*       1 Year                 Since Inception 8/01/10*
          -0.89%               -1.80%                         16.05%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
   1 Year                                            Since Inception 8/01/10*
   -19.78%                                                     3.16%

--------------------------------------------------------------------------------
                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------
   Before Reimbursement        1.90%         After Reimbursement        1.45%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.45% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED OCTOBER 1, 2011. THESE EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is not a guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distrubutions.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                    USAA PRECIOUS
                                                                                      METALS AND
                              NYSE ARCA        PHILADELPHIA     LIPPER PRECIOUS     MINERALS FUND
                             GOLD MINERS      GOLD & SILVER       METALS FUNDS         ADVISER         S&P 500
            LONDON GOLD      INDEX (GDM)       INDEX (XAU)           INDEX              SHARES          INDEX
07/31/10    $10,000.00       $10,000.00        $10,000.00          $10,000.00         $10,000.00      $10,000.00
08/31/10     10,658.68        11,095.47         10,919.35           10,938.98          11,030.98        9,548.56
09/30/10     11,180.50        11,611.32         11,622.57           11,814.77          11,845.35       10,400.72
10/31/10     11,520.53        11,864.55         12,063.57           12,271.90          11,963.26       10,796.45
11/30/10     11,834.90        12,341.55         12,596.06           12,729.28          12,415.68       10,797.84
12/31/10     12,023.10        12,831.70         13,417.94           13,391.99          13,028.41       11,519.47
01/31/11     11,351.58        11,266.75         11,852.33           11,901.47          11,366.05       11,792.50
02/28/11     12,070.15        12,504.21         12,773.91           13,005.84          12,302.07       12,196.50
03/31/11     12,309.67        12,579.52         12,870.24           13,136.57          12,423.64       12,201.36
04/30/11     13,135.16        13,014.71         13,211.15           13,714.63          13,143.89       12,562.70
05/31/11     13,143.71        12,158.68         12,445.30           12,909.61          12,302.07       12,420.50
06/30/11     12,878.53        11,439.64         11,997.38           12,239.37          11,837.10       12,213.46
07/31/11     13,930.71        11,920.11         12,289.66           12,842.39          12,393.25       11,965.10
08/31/11     15,513.26        13,155.50         13,027.03           13,622.16          13,396.13       11,315.13
09/30/11     13,858.00        11,560.79         11,072.06           11,453.82          11,548.39       10,519.69
10/31/11     14,730.54        12,335.46         12,057.15           12,393.69          12,177.47       11,669.42
11/30/11     14,935.84        12,665.35         12,494.68           12,449.58          12,192.65       11,643.64

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/11.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of London Gold, the S&P 500 Index, the Philadelphia Gold & Silver Index, the NYSE Arca Gold Miners Index, and the Lipper Gold Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares'inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph on page 14 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/11
                                (% of Net Assets)

Goldcorp, Inc. ...........................................................  7.2%
Newcrest Mining Ltd. .....................................................  5.9%
Eldorado Gold Corp. ......................................................  5.7%
Newmont Mining Corp. .....................................................  5.5%
Kinross Gold Corp. .......................................................  5.2%
Yamana Gold, Inc. ........................................................  5.2%
IAMGOLD Corp. ............................................................  4.5%
AuRico Gold, Inc. ........................................................  4.4%
AngloGold Ashanti Ltd. ADR ...............................................  4.3%
Allied Nevada Gold Corp. .................................................  4.1%

                       o ASSET ALLOCATION -- 11/30/2011 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                        91.7%
PLATINUM GROUP METALS                                                        5.1%
MONEY MARKET INSTRUMENTS                                                     2.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 18-20.

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                  VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393               63,843,596
Daniel S. McNamara                     6,665,041,690               59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396               51,200,593
Michael F. Reimherr                    6,655,017,938               69,637,051
Paul L. McNamara                       6,652,482,258               72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137               74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  17

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (96.9%)

            COMMON STOCKS (96.8%)
            ---------------------
            GOLD (91.7%)
            AFRICAN GOLD COMPANIES (7.5%)
 2,020,000  AngloGold Ashanti Ltd. ADR                                $   96,879
 4,300,000  Gold Fields Ltd. ADR                                          72,842
                                                                      ----------
                                                                         169,721
                                                                      ----------
            AUSTRALIAN GOLD COMPANIES (10.1%)
24,500,000  Centamin Egypt Ltd.*                                          40,355
 5,000,000  Kingsgate Consolidated Ltd.(a)                                34,429
 3,700,000  Newcrest Mining Ltd.(a)                                      134,789
 5,000,000  Perseus Mining Ltd.*                                          15,246
 1,900,000  St. Barbara Ltd.*(a)                                           4,381
                                                                      ----------
                                                                         229,200
                                                                      ----------
            EUROPEAN GOLD COMPANIES (1.9%)
   410,000  Randgold Resources Ltd. ADR                                   43,833
                                                                      ----------
            NORTH AMERICAN GOLD COMPANIES (69.4%)
 1,900,000  Agnico-Eagle Mines Ltd.                                       85,272
 4,000,000  Alamos Gold, Inc.                                             67,650
 2,600,000  Allied Nevada Gold Corp.*                                     93,314
   750,000  American Bonanza Gold Corp., acquired 10/07/2003;
              cost $632*(b)                                                  375
 9,857,000  AuRico Gold, Inc.*                                            98,471
 7,000,000  Aurizon Mines Ltd.*                                           42,700
 2,400,000  Axmin, Inc., acquired 12/06/2006-6/03/2008;
              cost $1,806*(b)                                                106
 1,710,000  Barrick Gold Corp.                                            90,425
 2,170,000  Centerra Gold, Inc.                                           48,423
 7,100,000  Eldorado Gold Corp.                                          128,226
 1,490,000  Extorre Gold Mines Ltd.*                                      13,586
 3,050,000  Goldcorp, Inc.                                               163,754
16,400,000  Great Basin Gold Ltd.*                                        15,254
 5,100,000  IAMGOLD Corp.                                                102,918
 8,500,000  Kinross Gold Corp.                                           118,745

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
 1,800,000   Minefinders Corp. Ltd.*                                  $   21,582
 1,872,100   Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009;
               cost $3,817*(b)                                             4,167
 2,500,000   New Gold, Inc.*                                              27,992
 1,800,000   Newmont Mining Corp.                                        123,984
   375,000   Northern Star Mining Corp., acquired 5/05/2006;
               cost $373*(a),(b)                                               -
11,000,000   Oceanagold Corp.*                                            28,796
 4,000,000   Osisko Mining Corp.*                                         44,198
   750,000   Royal Gold, Inc.                                             61,087
10,050,000   San Gold Corp.*                                              19,707
 6,500,000   Semafo, Inc.*                                                49,007
 7,000,000   Yamana Gold, Inc.                                           117,810
                                                                      ----------
                                                                       1,567,549
                                                                      ----------
             SOUTH AMERICAN GOLD COMPANIES (2.8%)
 1,610,000   Compania de Minas Buenaventura S.A. ADR                      63,032
                                                                      ----------
             Total Gold (cost: $1,341,052)                             2,073,335
                                                                      ----------

             PLATINUM GROUP METALS (5.1%)
 3,820,000   Impala Platinum Holdings Ltd.(a)                             80,968
 1,970,000   Lonmin plc(a)                                                33,275
                                                                      ----------
             Total Platinum Group Metals (cost: $100,097)                114,243
                                                                      ----------
             Total Common Stocks (cost: $1,441,149)                    2,187,578
                                                                      ----------

             WARRANTS (0.1%)
             ---------------
             GOLD (0.1%)

             NORTH AMERICAN GOLD COMPANIES (0.1%)
   150,000   Agnico-Eagle Mines Ltd.*                                      1,482
    93,000   Franco-Nevada GLW Holdings Corp.*                                34
   385,000   Kinross Gold Corp.*                                             762
   930,000   New Gold, Inc.*(a)                                               32
                                                                      ----------
             Total Gold (cost: $2,194)                                     2,310
                                                                      ----------

             SILVER (0.0%)
   150,000   Mines Management, Inc.*                                          50
    91,530   Pan American Silver Corp.,
               acquired 12/23/2009; cost $553*(a),(b)                        589
                                                                      ----------
             Total Silver (cost: $553)                                       639
                                                                      ----------
             Total Warrants (cost: $2,747)                                 2,949
                                                                      ----------
             Total Equity Securities (cost: $1,443,896)                2,190,527
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
 55,791,529  State Street Institutional Liquid Reserve Fund, 0.17%(c) $   55,792
                                                                      ----------
             Total Money Market Instruments (cost: $55,792)               55,792
                                                                      ----------

             TOTAL INVESTMENTS (COST: $1,499,688)                     $2,246,319
                                                                      ==========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,899,736            $287,842             $-    $2,187,578
  Warrants                                    2,328                 621              -         2,949
Money Market Instruments:
  Money Market Funds                         55,792                   -              -        55,792
----------------------------------------------------------------------------------------------------
Total                                    $1,957,856            $288,463             $-    $2,246,319
----------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30, 2011, common stocks with a fair value of $330,387,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 80.3% of net assets at November 30, 2011.

o  CATEGORIES AND DEFINITIONS

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at November 30, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

       these securities at November 30, 2011, was $5,237,000, which represented 0.2% of the Fund's net assets.

   (c) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,499,688)            $2,246,319
  Cash denominated in foreign currencies (identified cost of $3,303)              3,404
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                               34
      Nonaffiliated transactions                                                  1,889
    USAA Investment Management Company (Note 7C)                                      1
    Dividends and interest                                                        1,778
    Securities sold                                                               8,970
    Other                                                                             1
  Unrealized appreciation on foreign currency contracts held, at value               13
                                                                             ----------
      Total assets                                                            2,262,409
                                                                             ----------
LIABILITIES
  Payables:
    Securities purchased                                                            455
    Capital shares redeemed:
      Affiliated transactions (Note 8)                                                5
      Nonaffiliated transactions                                                  1,111
  Accrued management fees                                                         1,423
  Accrued transfer agent's fees                                                     171
  Other accrued expenses and payables                                               104
                                                                             ----------
      Total liabilities                                                           3,269
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $2,259,140
                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,386,623
  Overdistribution of net investment income                                    (101,128)
  Accumulated net realized gain on investments                                  226,882
  Net unrealized appreciation of investments                                    746,631
  Net unrealized appreciation of foreign currency translations                      132
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $2,259,140
                                                                             ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,183,757/54,258 shares outstanding)         $    40.25
                                                                             ==========
    Institutional Shares (net assets of $63,074/1,561 shares outstanding)    $    40.41
                                                                             ==========
    Adviser Shares (net assets of $12,309/307 shares outstanding)            $    40.12
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $590)                         $  9,582
  Interest                                                                        56
  Securities lending (net)                                                         9
                                                                            --------
       Total income                                                            9,647
                                                                            --------
EXPENSES
  Management fees                                                              8,915
  Administration and servicing fees:
    Fund Shares                                                                1,658
    Institutional Shares                                                          24
    Adviser Shares                                                                 7
  Transfer agent's fees:
    Fund Shares                                                                2,226
    Institutional Shares                                                          24
  Distribution and service fees (Note 7E):
    Adviser Shares                                                                12
  Custody and accounting fees:
    Fund Shares                                                                  189
    Institutional Shares                                                           6
    Adviser Shares                                                                 1
  Postage:
    Fund Shares                                                                   60
  Shareholder reporting fees:
    Fund Shares                                                                   31
    Adviser Shares                                                                 2
  Trustees' fees                                                                   7
  Registration fees:
    Fund Shares                                                                   32
    Institutional Shares                                                           2
    Adviser Shares                                                                24
  Professional fees                                                               77
  Other                                                                           20
                                                                            --------
       Total expenses                                                         13,317
                                                                            --------
  Expenses reimbursed:
    Adviser Shares                                                               (17)
                                                                            --------
       Net expenses                                                           13,300
                                                                            --------
NET INVESTMENT LOSS                                                           (3,653)
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                              100,229
    Foreign currency transactions                                               (362)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                             (110,818)
    Foreign currency translations                                                140
                                                                            --------
       Net realized and unrealized loss                                      (10,811)
                                                                            --------
  Decrease in net assets resulting from operations                          $(14,464)
                                                                            ========

See accompanying notes to financial statements.

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                                   11/30/2011         5/31/2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                              $   (3,653)       $  (11,962)
  Net realized gain on investments                                    100,229           272,614
  Payment from USAA Investment Management
     Company for loss realized on disposal of investment in error           -                12
  Net realized gain (loss) on foreign currency transactions              (362)              769
  Change in net unrealized appreciation/depreciation of:
     Investments                                                     (110,818)          139,270
     Foreign currency translations                                        140              (134)
                                                                   ----------------------------
     Increase (decrease) in net assets resulting from operations      (14,464)          400,569
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                            -           (36,947)
     Institutional Shares                                                   -            (1,031)
     Adviser Shares*                                                        -               (84)
                                                                   ----------------------------
        Total distributions of net investment income                        -           (38,062)
                                                                   ----------------------------
  Net realized gains:
     Fund Shares                                                            -          (199,220)
     Institutional Shares                                                   -            (4,807)
     Adviser Shares*                                                        -              (523)
                                                                   ----------------------------
        Total distributions of net realized gains                           -          (204,550)
                                                                   ----------------------------
     Distributions to shareholders                                          -          (242,612)
                                                                   ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                         (47,727)          325,088
  Institutional Shares                                                 (1,359)           19,882
  Adviser Shares*                                                       6,212             6,125
                                                                   ----------------------------
     Total net increase (decrease) in net assets from capital
        share transactions                                            (42,874)          351,095
                                                                   ----------------------------
  Capital contribution from USAA Transfer Agency Company
     Fund Shares                                                            -                16
     Institutional Shares                                                   -                 1
                                                                   ----------------------------
     Net increase (decrease) in net assets                            (57,338)          509,069
NET ASSETS
  Beginning of period                                               2,316,478         1,807,409
                                                                   ----------------------------
  End of period                                                    $2,259,140        $2,316,478
                                                                   ============================
Overdistribution of net investment income:
  End of period                                                    $ (101,128)        $ (97,475)
                                                                   ============================

* Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

         primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets and warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2011, the Adviser Shares received redemption fees of $3,000.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $3,000, which represents 4.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $256,442,000 and $292,329,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $803,005,000 and $56,374,000, respectively, resulting in net unrealized appreciation of $746,631,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2011, the Fund received securities-lending income of $9,000, which is net of the 20% income retained by Citibank. As of November 30, 2011, the Fund had no securities out on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED                YEAR ENDED
                                        11/30/2011                  5/31/2011
------------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES       AMOUNT
                                    ------------------------------------------------
FUND SHARES:
Shares sold                          6,083     $ 246,183       18,372      $ 753,945
Shares issued from reinvested
  dividends                              -             -        5,331        227,759
Shares redeemed                     (7,212)     (293,910)     (16,243)      (656,616)
                                    ------------------------------------------------
Net increase (decrease) from
  capital share transactions        (1,129)    $ (47,727)       7,460      $ 325,088
                                    ================================================
INSTITUTIONAL SHARES:
Shares sold                            493     $  19,527          751      $  30,670
Shares issued from reinvested
  dividends                              -             -          136          5,837
Shares redeemed                       (507)      (20,886)        (400)       (16,625)
                                    ------------------------------------------------
Net increase (decrease) from
  capital share transactions           (14)    $  (1,359)         487      $  19,882
                                    ================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                            174     $   7,229          160      $   6,197
Shares issued from reinvested
  dividends                              -             -            -             12
Shares redeemed*                       (25)       (1,017)          (2)           (84)
                                    ------------------------------------------------
Net increase from capital share
  transactions                         149     $   6,212          158      $   6,125
                                    ================================================

*Net of redemption fees

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Precious Metals Funds Index over the performance period. The Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $8,915,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $335,000, $7,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.02%, and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,658,000, $24,000, and $7,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $34,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 1.45% of

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2011, the Adviser Shares incurred reimbursable expenses of $17,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Effective September 1, 2011, the manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended November 30, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,226,000, $24,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    deferred sales charge. For the six-month period ended November 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2011, the Fund recorded a receivable for capital shares sold of $34,000 and a payable for capital shares redeemed of $5,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of November 30, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                 OWNERSHIP %
----------------------------------------------------------------------------
USAA Target Retirement Income Fund                                  0.3%
USAA Target Retirement 2020 Fund                                    0.5
USAA Target Retirement 2030 Fund                                    0.8
USAA Target Retirement 2040 Fund                                    0.8
USAA Target Retirement 2050 Fund                                    0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2011, USAA and its affiliates owned 130,000 Shares, which represent 42.4% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                     YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------
                                   2011          2011          2010          2009          2008      2007
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $    40.55    $    36.87    $    29.49    $    35.52    $    28.86  $  26.77
                             ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)(a)               (.07)         (.23)         (.24)         (.07)         (.08)      .07
  Net realized and
    unrealized gain (loss)(a)      (.23)         8.52(b)       8.15         (3.37)         9.59      4.56
                             ----------------------------------------------------------------------------
Total from investment
  operations(a)                    (.30)         8.29          7.91         (3.44)         9.51      4.63
                             ----------------------------------------------------------------------------
Less distributions from:
  Net investment income               -          (.67)         (.53)         (.01)         (.59)     (.76)
  Realized capital gains              -         (3.94)            -         (2.58)        (2.26)    (1.78)
                             ----------------------------------------------------------------------------
Total distributions                   -         (4.61)         (.53)        (2.59)        (2.85)    (2.54)
                             ----------------------------------------------------------------------------
Net asset value at
  end of period              $    40.25    $    40.55    $    36.87    $    29.49    $    35.52  $  28.86
                             ============================================================================
Total return (%)*                  (.74)        21.99(b)      27.03(d)      (4.26)        34.24     17.70(c)
Net assets at
  end of period (000)        $2,183,757    $2,246,060    $1,767,212    $1,261,041    $1,214,032  $816,468
Ratios to average
  net assets:**
  Expenses (%)(e)                  1.17(f)       1.15          1.20(d)       1.31          1.19      1.21(c)
  Net investment
    income (loss) (%)              (.32)(f)      (.56)         (.75)         (.31)         (.24)      .27
Portfolio turnover (%)               12            24            23            28            28        12

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended November 30, 2011, average net assets were $2,209,475,000.
(a)  Calculated using average shares. For the six-month period ended November 30, 2011, average shares were 54,543,000.
(b)  For the year ended May 31, 2011, the Manager reimbursed the Fund Shares $12,000 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Fund Shares'
     net realized loss and total return was less than 0.01% / $0.01 per share.
(c)  For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d)  During the year ended May 31, 2010, SAS reimbursed the Fund Shares $188,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares'
     expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(e)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)        (.01%)    (.00%)(+)
     (+) Represents less than 0.01% of average net assets.
(f)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     SIX-MONTH
                                                    PERIOD ENDED
                                                    NOVEMBER 30,                  YEAR ENDED MAY 31,
                                                   -----------------------------------------------------
                                                      2011         2011           2010         2009***
                                                   -----------------------------------------------------
Net asset value at beginning of period             $ 40.67      $ 36.95        $ 29.54      $ 31.64
                                                   ------------------------------------------------
Income (loss) from investment operations:
  Net investment loss(a)                              (.02)        (.11)          (.13)        (.05)
  Net realized and unrealized gain (loss)(a)          (.24)        8.53(b)        8.16          .54(c)
                                                   ------------------------------------------------
Total from investment operations(a)                   (.26)        8.42           8.03          .49
                                                   ------------------------------------------------
Less distributions from:
  Net investment income                                  -         (.76)          (.62)        (.01)
  Realized capital gains                                 -        (3.94)             -        (2.58)
                                                   ------------------------------------------------
Total distributions                                      -        (4.70)          (.62)       (2.59)
                                                   ------------------------------------------------
Net asset value at end of period                   $ 40.41      $ 40.67        $ 36.95      $ 29.54
                                                   ================================================
Total return (%)*                                     (.64)       22.32(b)       27.43         7.66
Net assets at end of period (000)                  $63,074      $64,034        $40,197      $10,039
Ratios to average net assets:**
  Expenses (%)(d)                                      .95(e)       .89            .90          .90(e)
  Expenses, excluding reimbursements (%)(d)            .95(e)       .89(f)         .90(f)       .90(e),(f)
  Net investment loss (%)                             (.11)(e)     (.28)          (.42)        (.28)(e)
Portfolio turnover (%)                                  12           24             23           28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $66,171,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended November 30, 2011, average shares were 1,621,000.
(b) For the year ended May 31, 2011, the Manager reimbursed the Institutional Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than 0.01%/$0.01 per share.
(c) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the Institutional Shares is due to the timing of sales and repurchases of the Institutional Shares in relation to fluctuating market values for the portfolio.
(d) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   SIX-MONTH                PERIOD
                                                                  PERIOD ENDED               ENDED
                                                                  NOVEMBER 30,              MAY 31,
                                                                  ----------------------------------
                                                                      2011                   2011***
                                                                  ----------------------------------
Net asset value at beginning of period                             $ 40.48                 $36.47
                                                                   ------------------------------
Income (loss) from investment operations:
  Net investment loss(a)                                              (.11)                  (.27)
  Net realized and unrealized gain (loss)(a)                          (.26)                  8.85(b)
                                                                   ------------------------------
Total from investment operations(a)                                   (.37)                  8.58
                                                                   ------------------------------
Less distributions from:
  Net investment income                                                  -                   (.63)
  Realized capital gains                                                 -                  (3.94)
                                                                   ------------------------------
Total distributions                                                      -                  (4.57)
                                                                   ------------------------------
Redemption fees                                                        .01                    .00(c)
                                                                   ------------------------------
Net asset value at end of period                                   $ 40.12                 $40.48
                                                                   ==============================
Total return (%)*                                                     (.89)                 23.02(b)
Net assets at end of period (000)                                  $12,309                 $6,384
Ratios to average net assets:**(e)
  Expenses (%)(d)                                                     1.44                   1.45
  Expenses, excluding reimbursements (%)(d)                           1.80                   1.90
  Net investment loss (%)                                             (.52)                  (.78)
Portfolio turnover (%)                                                  12                     24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $9,460,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the six-month period ended November 30, 2011, average shares were 232,000.
(b) For the period ended May 31, 2011, the Manager reimbursed the Adviser Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Adviser Shares' net realized loss and total return was less than 0.01%/$0.01 per share.
(c) Represents less than $0.01 per share.
(d) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                          BEGINNING            ENDING            DURING PERIOD*
                                         ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2011 -
                                         JUNE 1, 2011     NOVEMBER 30, 2011     NOVEMBER 30, 2011
                                        ---------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00          $  992.60               $5.83

Hypothetical
  (5% return before expenses)               1,000.00           1,019.15                5.91

INSTITUTIONAL SHARES
Actual                                      1,000.00             993.60**              4.73**

Hypothetical
  (5% return before expenses)               1,000.00           1,020.25**              4.80**

ADVISER SHARES
Actual                                      1,000.00             991.10                7.17

Hypothetical
  (5% return before expenses)               1,000.00           1,017.80                7.26

 * Expenses are equal to the annualized expense ratio of 1.17% for Fund Shares, 0.95% for Institutional Shares, and 1.44% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days. The Fund's actual ending account values are based on its actual total returns of (0.74%) for Fund Shares, (0.64%) for Institutional Shares, and (0.89%) for Adviser Shares for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

46  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

** The Institutional Shares' annualized expense ratio of 0.95% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of June 1, 2011, through November 30, 2011, the Institutional Shares' expense ratio would have been 1.00%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                 EXPENSES PAID
                                          BEGINNING            ENDING            DURING PERIOD
                                         ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2011 -
                                          JUNE 1, 2011     NOVEMBER 30, 2011    NOVEMBER 30, 2011
                                        ---------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                     $1,000.00          $  993.08               $4.98

Hypothetical
  (5% return before expenses)               1,000.00           1,020.00                5.05

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    23408-0112                               (C)2012, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.